Indebtedness - Schedule of Short-Term and Long-Term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term and Long-Term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment [Abstract]
Short-term deferred financing costs	$ 2,973
Long-term deferred financing costs	11,837	9,148
Deferred financing cost	14,810	9,148
Short-term prepayment options	(286)
Long-term prepayment options	(4,057)	(6,999)
Prepayment option	(4,343)	(6,999)
Short-term loss on repayment	(353)
Long-term loss on repayment		(706)
Loss on repayment	(353)	(706)
Warrants	157,066
Deferred financing costs, prepayment options, warrants and loss on repayment	$ 167,180	$ 1,443